Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000148468 | MercadoLibre8148042
Holdings [Line Items]
Percent of Total Investments	9.30%
C000148468 | Reliance Industries8148136
Holdings [Line Items]
Percent of Total Investments	8.20%
C000148468 | Alibaba Group Holding8148068
Holdings [Line Items]
Percent of Total Investments	6.70%
C000148468 | Tencent Holdings8148100
Holdings [Line Items]
Percent of Total Investments	6.60%
C000148468 | NU Holdings8148046
Holdings [Line Items]
Percent of Total Investments	6.10%
C000148468 | Meituan8148096
Holdings [Line Items]
Percent of Total Investments	6.10%
C000148468 | Sea8148200
Holdings [Line Items]
Percent of Total Investments	5.60%
C000148468 | PDD Holdings8148193
Holdings [Line Items]
Percent of Total Investments	4.00%
C000148468 | Coupang8148031
Holdings [Line Items]
Percent of Total Investments	3.50%
C000148468 | Kaspi.KZ JSC8148186
Holdings [Line Items]
Percent of Total Investments	3.40%
C000148468 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000148468 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000148468 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000148468 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000148468 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000148468 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000148468 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000148468 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000148468 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000230780 | MercadoLibre8148204
Holdings [Line Items]
Percent of Total Investments	8.10%
C000230780 | NU Holdings8148207
Holdings [Line Items]
Percent of Total Investments	8.00%
C000230780 | Reliance Industries8148258
Holdings [Line Items]
Percent of Total Investments	7.60%
C000230780 | Sea8148291
Holdings [Line Items]
Percent of Total Investments	6.80%
C000230780 | Zomato8148261
Holdings [Line Items]
Percent of Total Investments	5.70%
C000230780 | Kaspi.KZ JSC8148286
Holdings [Line Items]
Percent of Total Investments	5.20%
C000230780 | Bajaj Finance8148235
Holdings [Line Items]
Percent of Total Investments	4.40%
C000230780 | Info Edge India8148244
Holdings [Line Items]
Percent of Total Investments	4.00%
C000230780 | XP8148215
Holdings [Line Items]
Percent of Total Investments	3.90%
C000230780 | PB Fintech8148255
Holdings [Line Items]
Percent of Total Investments	3.90%
C000230780 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000230780 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230780 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000230780 | Financials
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000230780 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000230780 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	31.80%